Shareholders' equity - Common Shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 19, 2016 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares
Shareholders' equity
Proceeds from exercise of options | $		$ 10,100	$ 16,300
Proceeds from exercise of warrants | $		$ 356,400
Common shares
Shareholders' equity
Shares issued | shares		185,930,331
Shares, par value (dollars per share) | $ / shares		$ 0
Exercise of stock options | shares		433,718	545,087
Proceeds from exercise of options | $		$ 10,100	$ 16,300
Exercise of stock warrants | shares		6,388,528	489
Proceeds from exercise of warrants | $		$ 356,400	$ 30
Vesting of restricted share units | shares		50,393	66,032
Common shares issued from dividend reinvestment plan | shares		575,553	588,182
Issue of equity through equity financing | shares	19,200,000
Share price of equity financing (dollars per share) | $ / shares	47.85
Net proceeds after deducting share issue costs and expenses | $		$ 883,500
Share issue costs and expense | $		36,600
Common shares | Share issue costs
Shareholders' equity
Deferred tax asset relating to share issue costs | $		$ 10,400
Preferred shares
Shareholders' equity
Shares issued | shares		0